Leases (Details)	12 Months Ended
	Dec. 31, 2025 lease item	Dec. 31, 2024 EUR (€)
Office leases
Leases
Number of Short-term Leases Exempted	2
Car leases | Belgium
Leases
Number of leased cars	11	14
Lease term		4 years